Bank loans (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of maturities of debt

The maturities schedule is as follows:

	Amount	Amount
Years ended December 31,	S$	US$
2025	256,915	188,051
2026	104,862	76,755
2027	112,443	82,303
2028	29,359	21,490

Total	503,579	368,599
Less: current portion	(256,915)	(188,051)

Long-term portion	246,664	180,548